Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2024
Accrued liabilities and other payables
Accrued liabilities and other payables

15.          Accrued liabilities and other payables

(In thousands)	December 31, 2023	December 31, 2024
Current:
Payroll and welfare (note)	24,702	24,821
Tax levies	7,879	9,622
Payables for advertisement	3,473	5,488
Payables related to share repurchase	2,774	2,867
Payables for office building	8,623	2,046
Professional service fees	1,273	1,235
Legal and litigation related expenses (note 26)	1,168	671
Others	3,816	5,343
Total	53,708	52,093
Non-current:
Rental deposits	—	480
Total	—	480